PREPAID PUT OPTION	6 Months Ended
Jun. 30, 2024
PREPAID PUT OPTION
PREPAID PUT OPTION

15.PREPAID PUT OPTION

In May 2024, the Company entered into a prepaid put option agreement, similar to a structured share repurchase program, which required the Company to make an upfront cash payment in exchange for the right to receive the Company's own ordinary shares or cash at the expiration of the agreement, depending on the market price of the Company's ordinary share at the expiration date. Upon expiration of the agreement, if the market price of Company's share was at or above pre - determined price (the "strike price"), the Company would have the initial investment returned with a premium in either cash or shares at its election. If the market price was below the strike price, the Company would receive the number of shares specified in the agreements. As the arrangement was based entirely on the Company's share price and did not require the Company to deliver either shares or cash, other than the initial investment, the entire transaction was recorded in equity. In May 2024, the Company made an upfront payment of US$100 million, which was recorded in additional paid in capital. In the third quarter of 2024, this agreement was fully settled and the Company repurchased 31,034,050 shares.